RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Parenthetical) (Detail)	Sep. 30, 2016
Transactions with affiliated companies [Member] | New Cotai, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage in Studio City International Holdings Limited	40.00%